Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Schedule of Lease Liabilities	Since January 1,2019 the Group mandatorily adopted IFRS 16 (Note 29 and 35.1).

	2019	2018
Lease liabilities
Non-current	174,570	—
Current	41,814	—
	216,384	—

Schedule of Maturity Lease Liabilities
The maturity of the Group´s lease liabilities is as follows:

2019
Less than 1 year	41,813
Between 1 and 2 years	46,657
Between 2 and 3 years	28,197
Between 3 and 4 years	21,160
Between 4 and 5 years	18,427
More than 5 years	60,130
216,384